Lease liability - Maturity Analysis (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross lease liabilities	$ 24,847
Less than one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross lease liabilities	3,723
Between one and five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross lease liabilities	14,803
More than five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross lease liabilities	$ 6,321